Mineral properties, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and depletion expense	$ 23,603	$ 0
Mineral interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs at Abore pit	58,900	0
Depreciation and depletion expense	$ 2,800	$ 0